American Century Investments®
Quarterly Portfolio Holdings
Focused Large Cap Value Fund
December 31, 2025

Focused Large Cap Value Fund - Schedule of Investments
DECEMBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 1.6%
RTX Corp.	228,658	41,935,877
Banks — 7.0%
Commerce Bancshares, Inc.	198,485	10,388,705
JPMorgan Chase & Co.	269,808	86,937,534
Truist Financial Corp.	1,691,806	83,253,773
		180,580,012
Beverages — 3.0%
PepsiCo, Inc.	539,309	77,401,628
Building Products — 1.9%
A.O. Smith Corp.	733,121	49,031,132
Capital Markets — 6.5%
Bank of New York Mellon Corp.	222,786	25,863,227
Blackrock, Inc.	73,900	79,098,126
Charles Schwab Corp.	637,922	63,734,787
		168,696,140
Chemicals — 1.6%
PPG Industries, Inc.	398,173	40,796,806
Communications Equipment — 3.4%
Cisco Systems, Inc.	613,024	47,221,239
F5, Inc.(1)	158,668	40,501,593
		87,722,832
Construction Materials — 1.4%
Amrize Ltd.(1)	649,085	35,102,517
Consumer Staples Distribution & Retail — 1.8%
Sysco Corp.	620,418	45,718,602
Containers and Packaging — 2.4%
Packaging Corp. of America	305,266	62,955,007
Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	959,605	39,084,712
Electric Utilities — 3.4%
Duke Energy Corp.	743,229	87,113,871
Energy Equipment and Services — 1.5%
Baker Hughes Co.	877,715	39,971,141
Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B(1)	163,673	82,270,233
Food Products — 2.6%
Mondelez International, Inc., Class A	1,263,901	68,035,791
Gas Utilities — 1.7%
Atmos Energy Corp.	269,516	45,178,967
Ground Transportation — 2.6%
Norfolk Southern Corp.	230,483	66,545,052
Health Care Equipment and Supplies — 7.1%
Becton Dickinson & Co.	401,054	77,832,550
Medtronic PLC	650,962	62,531,410
Zimmer Biomet Holdings, Inc.	479,335	43,101,803
		183,465,763
Health Care Providers and Services — 2.8%
Henry Schein, Inc.(1)	496,314	37,511,412
UnitedHealth Group, Inc.	101,663	33,559,973
		71,071,385

Household Durables — 1.3%
PulteGroup, Inc.	284,489	33,359,180
Household Products — 1.5%
Kimberly-Clark Corp.	396,107	39,963,235
Industrial Conglomerates — 1.3%
Siemens AG	121,937	34,151,672
Insurance — 6.0%
Marsh & McLennan Cos., Inc.	490,709	91,036,334
Reinsurance Group of America, Inc.	313,109	63,705,157
		154,741,491
Interactive Media and Services — 2.5%
Alphabet, Inc., Class A	206,771	64,719,323
Life Sciences Tools and Services — 1.5%
IQVIA Holdings, Inc.(1)	172,154	38,805,233
Machinery — 2.7%
Cummins, Inc.	50,146	25,597,025
PACCAR, Inc.	414,827	45,427,705
		71,024,730
Oil, Gas and Consumable Fuels — 7.0%
Chevron Corp.	431,636	65,785,643
Enterprise Products Partners LP	2,536,276	81,313,009
TotalEnergies SE	514,746	33,674,683
		180,773,335
Personal Care Products — 6.2%
Estee Lauder Cos., Inc., Class A	238,078	24,931,528
Kenvue, Inc.	3,007,048	51,871,578
Unilever PLC, ADR	1,272,104	83,195,602
		159,998,708
Pharmaceuticals — 4.7%
Johnson & Johnson	413,204	85,512,568
Roche Holding AG	87,013	35,933,772
		121,446,340
Semiconductors and Semiconductor Equipment — 3.4%
Analog Devices, Inc.	186,535	50,588,292
QUALCOMM, Inc.	225,346	38,545,433
		89,133,725
Software — 1.5%
Salesforce, Inc.	147,036	38,951,307
Specialized REITs — 1.8%
American Tower Corp.	266,967	46,871,396
TOTAL COMMON STOCKS (Cost $1,998,208,683)		2,546,617,143
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreements — 1.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 10/15/27, valued at $39,854,521), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $39,081,292) (Cost $39,073,000)		39,073,000
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,037,281,683)		2,585,690,143
OTHER ASSETS AND LIABILITIES — 0.1%		1,331,136
TOTAL NET ASSETS — 100.0%		$2,587,021,279

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	586,375	USD	745,644	UBS AG	3/27/26	$965
USD	15,749,836	CHF	12,396,113	JPMorgan Chase Bank NA	3/27/26	(33,675)
USD	15,747,155	CHF	12,396,113	UBS AG	3/27/26	(36,355)
EUR	1,913,819	USD	2,264,346	Morgan Stanley & Co. LLC	3/27/26	(6,724)
USD	15,058,660	EUR	12,749,907	Citibank NA	3/27/26	18,325
USD	15,065,354	EUR	12,749,907	Goldman Sachs & Co. LLC	3/27/26	25,019
USD	15,047,720	EUR	12,749,907	Morgan Stanley & Co. LLC	3/27/26	7,384
USD	15,064,207	EUR	12,749,907	UBS AG	3/27/26	23,871
USD	23,346,782	GBP	17,442,263	Citibank NA	3/27/26	(159,408)
USD	23,337,573	GBP	17,442,263	Goldman Sachs & Co. LLC	3/27/26	(168,617)
USD	23,340,843	GBP	17,442,263	JPMorgan Chase Bank NA	3/27/26	(165,347)
						$(494,562)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,476,531,699	$70,085,444	—
Short-Term Investments	—	39,073,000	—
	$2,476,531,699	$109,158,444	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$75,564	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$570,126	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.